Description of the Plan - Notes Receivable from Participants (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Description of the Plan
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing percentage on vested account balance	50.00%
Residential loans
Description of the Plan
Basis spread on prime rate	1.00%
Reserve Plus loans
Description of the Plan
Basis spread on prime rate	2.90%
Minimum
Description of the Plan
Participant loans, interest rate	3.25%
Maximum
Description of the Plan
Participant loans, interest rate	9.25%